CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks (including segregated cash and other deposits)	$ 27,515	$ 26,349
Deposits with banks, net of allowance	234,518	283,266
Securities borrowed and purchased under agreements to resell (including $216,466 and $185,204 as of December 31, 2021 and 2020, respectively, at fair value), net of allowance	327,288	294,712
Brokerage receivables, net of allowance	54,340	44,806
Trading account assets (including $133,828 and $168,967 pledged to creditors at December 31, 2021 and 2020, respectively)	331,945	375,079
Investments:
Available-for-sale debt securities (including $9,226 and $5,921 pledged to creditors as of December 31, 2021 and 2020, respectively), net of allowance	288,522	335,084
Held-to-maturity debt securities (including $1,460 and $547 pledged to creditors as of December 31, 2021 and 2020, respectively), net of allowance	216,963	104,943
Equity securities (including $1,032 and $1,066 as of December 31, 2021 and 2020, respectively, at fair value)	7,337	7,332
Total investments	512,822	447,359
Loans:
Loans, net of unearned income	667,767	675,883
Allowance for credit losses on loans (ACLL)	(16,455)	(24,956)
Total loans, net	651,312	650,927
Goodwill	21,299	22,162
Intangible assets (including MSRs of $404 and $336 as of December 31, 2021 and 2020, respectively, at fair value)	4,495	4,747
Other assets	125,879	110,683
Total assets	2,291,413	2,260,090
Liabilities
Non-interest-bearing deposits in U.S. offices	158,552	126,942
Interest-bearing deposits in U.S. offices (including $879 and $879 as of December 31, 2021 and 2020, respectively, at fair value)	543,283	503,213
Non-interest-bearing deposits in offices outside the U.S.	97,270	100,543
Interest-bearing deposits in offices outside the U.S. (including $787 and $1,079 as of December 31, 2021 and 2020, respectively, at fair value)	518,125	549,973
Total deposits	1,317,230	1,280,671
Securities loaned and sold under agreements to repurchase (including $56,694 and $60,206 as of December 31, 2021 and 2020, respectively, at fair value)	191,285	199,525
Brokerage payables (including $3,575 and $6,835 as of December 31, 2021 and 2020, respectively, at fair value), including allowance	61,430	50,484
Trading account liabilities	161,529	168,027
Short-term borrowings (including $7,358 and $4,683 as of December 31, 2021 and 2020, respectively, at fair value)	27,973	29,514
Long-term debt (including $82,609 and $67,063 as of December 31, 2021 and 2020, respectively, at fair value)	254,374	271,686
Other liabilities	74,920	59,983
Total liabilities	2,088,741	2,059,890
Stockholders’ equity
Preferred stock ($1.00 par value; authorized shares: 30 million), issued shares: 759,800 as of December 31, 2021 and 779,200 as of December 31, 2020, at aggregate liquidation value	18,995	19,480
Common stock ($0.01 par value; authorized shares: 6 billion), issued shares: 3,099,651,835 as of December 31, 2021 and 3,099,633,160 as of December 31, 2020	31	31
Additional paid-in capital	108,003	107,846
Retained earnings	184,948	168,272
Treasury stock, at cost: 1,115,296,641 shares as of December 31, 2021 and 1,017,543,951 shares as of December 31, 2020	(71,240)	(64,129)
Accumulated other comprehensive income (loss) (AOCI)	(38,765)	(32,058)
Total Citigroup stockholders’ equity	201,972	199,442
Noncontrolling interests	700	758
Total equity	202,672	200,200
Total liabilities and equity	2,291,413	2,260,090
Variable Interest Entity, Primary Beneficiary
Assets
Cash and due from banks (including segregated cash and other deposits)	260	281
Trading account assets (including $133,828 and $168,967 pledged to creditors at December 31, 2021 and 2020, respectively)	10,038	8,104
Investments:
Total investments	844	837
Loans:
Loans, net of unearned income	48,989	54,588
Allowance for credit losses on loans (ACLL)	(2,668)	(3,794)
Total loans, net	46,321	50,794
Other assets	1,174	43
Total assets	58,637	60,059
Liabilities
Short-term borrowings (including $7,358 and $4,683 as of December 31, 2021 and 2020, respectively, at fair value)	8,376	9,278
Long-term debt (including $82,609 and $67,063 as of December 31, 2021 and 2020, respectively, at fair value)	12,579	20,405
Other liabilities	694	463
Total liabilities	21,649	30,146
Consumer
Loans:
Loans, net of unearned income	376,534	386,474
Allowance for credit losses on loans (ACLL)	(14,040)	(20,180)
Consumer | Variable Interest Entity, Primary Beneficiary
Loans:
Loans, net of unearned income	34,677	37,561
Corporate
Loans:
Loans, net of unearned income	291,233	289,409
Allowance for credit losses on loans (ACLL)	(2,415)	(4,776)
Corporate | Variable Interest Entity, Primary Beneficiary
Loans:
Loans, net of unearned income	$ 14,312	$ 17,027